Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Telesat Corporation Shares	Accumulated earnings	Equity- settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation shareholders’ equity	Non- controlling Interest	Total
Balance at Dec. 31, 2024	$ 59,082	$ 467,333	$ 70,955	$ 112,910	$ 183,865	$ 710,280	$ 1,786,425	$ 2,496,705
Net income (loss)		5,458				5,458	18,614	24,072
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	1,548	863	33	129	162	2,573	(2,209)	364
Exchange of Limited Partnership units for Telesat Public Shares	690	8,755	1,130	1,073	2,203	11,648	(11,648)
Other comprehensive income (loss), net of tax (expense) recovery				(68,163)	(68,163)	(68,163)	(171,129)	(239,292)
Share-based compensation			1,596		1,596	1,596	3,996	5,592
Balance at Jun. 30, 2025	68,426	487,342	72,583	47,914	120,497	676,265	1,602,932	2,279,197
Net income (loss)		(160,812)				(160,812)	(393,477)	(554,289)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	8,654	5,796	(1,098)	2,094	996	15,446	(23,326)	(7,880)
Exchange of Limited Partnership units for Telesat Public Shares	23		1		1	24	(24)
Other comprehensive income (loss), net of tax (expense) recovery		3,421		8,020	8,020	11,441	28,285	39,726
Share-based compensation			2,216		2,216	2,216	5,271	7,487
Balance at Dec. 31, 2025	69,997	330,814	73,946	56,063	130,009	530,820	1,238,776	1,769,596
Net income (loss)		(211,277)				(211,277)	(498,222)	(709,499)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	17,185	(710)	(1,285)	961	(324)	16,151	(30,285)	(14,134)
Exchange of Limited Partnership units for Telesat Public Shares	4	108	6	4	10	122	(122)
Other comprehensive income (loss), net of tax (expense) recovery				38,572	38,572	38,572	92,801	131,373
Share-based compensation			1,329		1,329	1,329	3,269	4,598
Balance at Jun. 30, 2026	$ 87,186	$ 118,935	$ 74,883	$ 95,600	$ 170,483	$ 376,604	$ 808,219	$ 1,184,823